Related Party Disclosures	12 Months Ended
Dec. 31, 2017
Related Party Disclosures
Related Party Disclosures

6. Related Party Disclosures

The Trust entered in a management services agreement with Sprott Asset Management LP on October 26, 2017. There have been no transactions between the Trust and its related parties during the reporting period.